Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	May 12, 2022	Dec. 31, 2021	Feb. 11, 2021
Long-Term Debt, net
Fair value of debt adjustment	$ (8,351)		$ (9,990)
Total long-term debt	885,149		1,142,035
Less: Deferred finance costs, net	(23,379)		(28,369)
Less: Current portion	(71,500)		(95,750)
Total long-term debt net of current portion and deferred finance cost	790,270		1,017,916
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Long-term debt	463,500		774,250
Credit facility	815,000	$ 815,000
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	130,000
Credit facility	130,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	300,000		300,000	$ 300,000
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Long-term debt			45,600
Credit facility	58,000
Eurobank $30.0 mil. Facility
Long-Term Debt, net
Long-term debt			21,375
Credit facility	30,000
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Long-term debt			$ 10,800
Credit facility	$ 13,300